DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Disclosure of Notional Amounts and Fair Values of Derivatives	The table below includes the notional amounts of transactions outstanding at the balance sheet date; they do not represent actual exposures.

						Group
	2024			2023
		Fair value			Fair value
	Notional amount	Assets	Liabilities	Notional amount	Assets	Liabilities
	£m	£m	£m	£m	£m	£m
Derivatives held for trading:
Exchange rate contracts	13,755	238	156	12,927	92	217
Interest rate contracts	29,296	294	489	28,351	389	583
Equity and credit contracts	681	124	21	765	133	20
Total derivatives held for trading	43,732	656	666	42,043	614	820
Derivatives held for hedging
Designated as fair value hedges:
Exchange rate contracts	1,712	42	8	1,145	29	2
Interest rate contracts	146,172	1,055	477	107,540	1,275	839
	147,884	1,097	485	108,685	1,304	841
Designated as cash flow hedges:
Exchange rate contracts	21,535	698	266	21,618	1,008	289
Interest rate contracts	54,267	326	928	50,896	553	915
Inflation rate contracts	1,794	70	—	—	—	—
	77,596	1,094	1,194	72,514	1,561	1,204
Total derivatives held for hedging	225,480	2,191	1,679	181,199	2,865	2,045
Derivative netting(1)	—	(1,643)	(1,643)	—	(2,047)	(2,047)
Total derivatives	269,212	1,204	702	223,242	1,432	818
(1)Derivative netting excludes the effect of cash collateral, which is offset against the gross derivative position. The amount of cash collateral received that had been offset against the gross derivative assets was
£489m (2023: £472m) and the amount of cash collateral paid that had been offset against the gross derivative liabilities was £32m (2023: £12m).

Disclosure of Analysis of the Notional and Fair Values of Derivatives by Trading and Settlement Method	The table below analyses the notional and fair values of derivatives by trading and settlement method.

Notional
	Traded over the counter		Asset	Liability
	Settled by central counterpartie s	Not settled by central counterpartie s	Total	Traded over the counter	Traded over the counter
2024	£m	£m	£m	£m	£m
Exchange rate contracts	—	37,002	37,002	978	430
Interest rate contracts	217,159	12,576	229,735	32	251
Inflation rate contracts	1,794		1,794	70
Equity and credit contracts	—	681	681	124	21
	218,953	50,259	269,212	1,204	702

2023
Exchange rate contracts	—	35,690	35,690	1,129	508
Interest rate contracts	174,460	12,327	186,787	170	290
Equity and credit contracts	—	765	765	133	20
	174,460	48,782	223,242	1,432	818

Disclosure of Maturity Profile and Average Price/Rate of Hedging Instruments Used in Hedging Strategies	The following table sets out the maturity profile and average price/rate of the hedging instruments used in the Santander UK group’s hedging strategies:

							Group
2024	Hedging Instruments	≤1 month	>1 and ≤3 months	>3 and ≤12 months	>1 and ≤5 years	>5 years	Total
Fair value hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	4,174	6,301	53,531	77,233	3,409	144,648
	Average fixed interest rate - GBP	3.75%	4.29%	4.50%	3.87%	3.65%
	Average fixed interest rate - EUR	0.20%	(0.35)%	(0.45)%	0.58%	4.37%
	Average fixed interest rate - USD	1.68%	1.53%	1.53%	5.76%	0.45%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	88	128	1,018	478	1,712
	Interest rate contracts - Nominal amount (£m)	—	88	86	872	478	1,524
	Average GBP - EUR exchange rate	—	1.14	1.16	1.16	1.18
	Average GBP - USD exchange rate	—	—	—	1.32	1.28
	Average fixed interest rate - EUR	—	—	1.35%	3.30%	2.94%
	Average fixed interest rate - USD	—	—	—	4.83%	4.38%
Cash flow hedges:
Interest rate risk	Interest rate contracts – Nominal amount (£m)	4,300	3,366	11,598	28,336	3,587	51,187
	Average fixed interest rate - GBP	4.59%	4.05%	4.76%	3.70%	4.35%
FX risk	Exchange rate contracts - Nominal amount (£m)	258	792	4,927	10,976	1,306	18,259
	Interest rate contracts - Nominal amount (£m)	—	—	—	—	958	958
	Average GBP - JPY exchange rate	178.37	179.99	187.64	—	—
	Average GBP - CHF exchange rate	—	—	1.09	1.11	—
	Average GBP - CAD exchange rate	—	—	1.76	—	—
	Average GBP - EUR exchange rate	—	1.20	1.19	1.18	1.16
	Average GBP - USD exchange rate	—	—	1.24	1.30	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	826	394	534	1,104	418	3,276
	Interest rate contracts - Nominal amount (£m)	826	—	327	799	170	2,122
	Average GBP - EUR exchange rate	1.12	1.37	1.16	1.21	1.18
	Average GBP - USD exchange rate	—	—	1.54	1.32	1.54
	Average fixed interest rate - GBP	1.48%	2.76%	2.65%	2.74%	4.81%
Inflation risk	Inflation derivative contracts - Nominal amount (£m)	—	—	—	—	1,794	1,794
	Average fixed interest rate - GBP	—	—	—	—	4.98%

2023
Fair value hedges:
Interest rate risk	Interest rate contracts- Nominal amount (£m)	3,612	7,141	32,241	60,590	3,008	106,592
	Average fixed interest rate - GBP	2.38%	3.19%	3.42%	3.90%	3.99%
	Average fixed interest rate - EUR	1.14%	0.18%	0.45%	0.21%	3.92%
	Average fixed interest rate - USD	2.60%	2.46%	4.23%	1.36%	4.91%
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	—	18	—	1,041	86	1,145
	Interest rate contracts - Nominal amount (£m)	—	18	—	844	86	948
	Average GBP - EUR exchange rate	—	1.11	—	1.16	1.15
	Average GBP - USD exchange rate	—	—	—	1.32	—
	Average fixed interest rate - EUR	—	—	—	2.77%	3.48%
	Average fixed interest rate - USD	—	—	—	4.83%	—
Cash flow hedges:
Interest rate risk	Interest rate contracts - Nominal amount (£m)	911	2,993	12,770	27,721	1,219	45,614
	Average fixed interest rate - GBP	5.06%	2.98%	5.39%	3.83%	3.45%
FX risk	Exchange rate contracts - Nominal amount (£m)	927	3,238	2,692	9,447	588	16,892
	Interest rate contracts - Nominal amount (£m)	—	2,199	—	—	942	3,141
	Average GBP - JPY exchange rate	154.14	153.95	167.85	—	—
	Average GBP - CHF exchange rate	1.09	1.09	1.09	1.12	1.12
	Average GBP - EUR exchange rate	—	1.20	1.17	1.18	—
	Average GBP - USD exchange rate	—	1.39	—	1.28	1.39
Interest rate/FX risk	Exchange rate contracts - Nominal amount (£m)	87	785	500	2,896	458	4,726
	Interest rate contracts - Nominal amount (£m)	—	—	—	1,975	166	2,141
	Average GBP - EUR exchange rate	1.18	—	1.25	1.20	1.19
	Average GBP - USD exchange rate	—	1.66	—	1.38	1.54
	Average fixed interest rate - GBP	2.57%	2.54%	2.96%	2.31%	4.74%

Net Gains or Losses Arising From Hedges Included in Operating Income

			Group
	2024	2023	2022
	£m	£m	£m
Fair value hedging:
Gains/(Losses) on hedging instruments	193	(1,879)	2,381
(Losses)/Gains on hedged items attributable to hedged risks	(168)	1,896	(2,316)
Fair value hedging ineffectiveness	25	17	65
Cash flow hedging ineffectiveness	(3)	2	(36)
	22	19	29

Disclosure of Information about Hedging Ineffectiveness by Risk Category Explanatory	Hedge ineffectiveness can be analysed by risk category as follows:

									Group
			2024			2023			2022
	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement	Change in FV of hedging instruments	Change in FV of hedged items	Recognised in income statement
	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges:
Interest rate risk	167	(151)	16	(1,865)	1,877	12	2,392	(2,333)	59
Interest rate/FX risk	26	(17)	9	(14)	19	5	(11)	17	6
	193	(168)	25	(1,879)	1,896	17	2,381	(2,316)	65

					Group
		Hedging Instruments		Recognised in Income Statement	Reclassified from reserves to income
	Income statement line item affected by reclassification	Change in FV	Recognised in OCI
		£m	£m	£m	£m
Cash flow hedges:
2024
Interest rate risk	Net interest income	(764)	761	(3)	(488)
FX risk	Net interest income/other operating income	414	(405)	9	216
Interest rate/FX risk	Net interest income/other operating income	(181)	172	(9)	(231)
Inflation Risk	Net Interest Income	71	(71)	—	3
		(460)	457	(3)	(500)
2023
Interest rate risk	Net interest income	466	(445)	21	(469)
FX risk	Net interest income/other operating income	(396)	377	(19)	(392)
Interest rate/FX risk	Net interest income/other operating income	(237)	237	—	(387)
		(167)	169	2	(1,248)
2022
Interest rate risk	Net interest income	(1,161)	1,160	(1)	(96)
FX risk	Net interest income/other operating income	1,604	(1,604)	—	1,692
Interest rate/FX risk	Net interest income/other operating income	(54)	19	(35)	533
		389	(425)	(36)	2,129

Disclosure of Reconciliation by Risk Category of Components of Equity and Analysis of Other Comprehensive Income Items Resulting from Hedge Accounting Explanatory	The following table provides a reconciliation by risk category of components of equity and analysis of OCI items (before tax) resulting from hedge accounting.

		Group
	2024	2023
	£m	£m
Balance at 1 January	(496)	(1,575)
Effective portion of changes in fair value:
– Interest rate risk	(761)	445
– Foreign currency risk	405	(377)
– Interest rate/foreign currency risk	(172)	(237)
– Inflation risk	71	—
	(457)	(169)
Income statement transfers:
– Interest rate risk	488	469
– Foreign currency risk	(216)	392
– Interest rate/foreign currency risk	231	387
– Inflation risk	(3)	—
	500	1,248
Balance at 31 December	(453)	(496)

Disclosure of detailed information about hedges	Santander UK hedges its exposures to various risks, including interest rate risk and foreign currency risk, as set out in the following table.

										Group
					2024					2023
		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffective ness		Accumulated amount of FV hedge adjustments			Change in value to calculate hedge ineffectiven ess
	Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges		Carrying value	Hedged item	Portfolio hedge of interest rate risks	Of which Discontinued hedges
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Fair value hedges
Interest rate risk:
Loans and advances to customers	62,773	—	(731)	(290)	(154)	73,194	—	(625)	(435)	1,968
Other financial assets at amortised cost	1,667	(45)	(7)	(7)	(44)	152	1	(8)	(8)	5
Reverse repurchase agreements – non trading	6,423	—	(1)	—	(1)	6,186	—	—	—	4
Other financial assets at FVOCI	2,100	(131)	—	(95)	(18)	2,013	(113)	—	(131)	82
Deposits by customers	(21,726)	18	9	1	(1)	(15,892)	38	(10)	—	(53)
Debt securities in issue	(3,811)	150	(54)	(77)	52	(4,091)	118	(75)	(114)	(128)
Subordinated liabilities	(511)	(12)	(1)	(36)	15	(522)	(27)	(1)	(42)	(1)
Interest rate/FX risk:
Other financial assets at FVOCI	1,503	16	—	—	(30)	989	4	—	—	12
Debt securities in issue	(200)	(9)	—	(14)	13	(214)	(14)	—	(24)	8
Subordinated liabilities	—	—	—	—	—	—	—	—	—	(1)
	48,218	(13)	(785)	(518)	(168)	61,815	7	(719)	(754)	1,896

						Group
			2024			2023
	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges	Change in value to calculate hedge ineffectiveness	Cash flow hedge reserve	Balances on cash flow hedge reserve for discontinued hedges
Hedged item balance sheet line item	£m	£m	£m	£m	£m	£m
Cash flow hedges:
Interest rate risk:
Loans and advances to customers	361	(497)	2	(163)	(462)	1
Cash and balances at central banks	464	(192)	(50)	(281)	99	(76)
Deposits by banks	(4)	—	—	(1)	(1)	—
Repurchase agreements - non trading	(60)	52	—	—	—	—
FX risk:
Other financial assets at FVOCI	(487)	1	—	(253)	1	—
Not applicable – highly probable forecast transactions	4	—	—	88	1	—
Deposits by customers	—	—	—	(33)	—	—
Debt securities in issue	78	181	—	617	(9)	—
Repurchase agreements - non trading	—	—	—	(42)	—	—
Interest rate/FX risk:
Debt securities in issue/loans and advances to customers	148	(12)	—	99	(75)	—
Deposits by customers	21	(37)	—	94	(39)	—
Subordinated liabilities/loans and advances to customers	3	(16)	51	44	(11)	52
Inflation risk:
Other financial assets at amortised cost	(70)	66	—	—	—	—
Other financial assets at FVOCI	(1)	1	—	—	—	—
	457	(453)	3	169	(496)	(23)